FAIR VALUE AND RISK MANAGEMENT - Fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	$ 202,161	$ 238,475
Financial liabilities	3,227,587	3,186,162
Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	202,161	238,475
Financial liabilities	3,184,525	3,062,846
Unsecured debentures, net | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	2,689,317	1,892,236
Unsecured debentures, net | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	2,646,255	1,768,920
Unsecured term loans, net | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	389,136	1,173,746
Unsecured term loans, net | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	389,136	1,173,746
Derivatives | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	32,298	8,429
Derivatives | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	32,298	8,429
Accounts payable and accrued liabilities | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	99,074	94,336
Accounts payable and accrued liabilities | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	99,074	94,336
Accounts payable and accrued liabilities | Fair Value | Foreign Exchange Collar contracts
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	1,300
Distributions payable | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	17,762	17,415
Distributions payable | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	17,762	17,415
Other assets | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	264	283
Other assets | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	264	283
Derivatives | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	57,375	109,242
Derivatives | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	57,375	109,242
Accounts receivable | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	18,347	12,166
Accounts receivable | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	18,347	12,166
Prepaid expenses and other | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	0	650
Prepaid expenses and other | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	0	650
Prepaid expenses and other | Fair Value | Foreign Exchange Collar contracts
Disclosure of fair value measurements of assets and liabilities
Financial assets		700
Cash and cash equivalents | Carrying Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	126,175	116,134
Cash and cash equivalents | Fair Value
Disclosure of fair value measurements of assets and liabilities
Financial assets	$ 126,175	$ 116,134